INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets

(in thousands of $)	2022	2021
Investments in sales-type and direct financing leases	66,504	147,230
Investments in leaseback assets	52,519	57,536
	119,023	204,766
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2022 and December 31, 2021:

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Estimated residual values of leased property (un-guaranteed)	—	—	—
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Purchase obligations at the end of the leases	44,900	31,500	76,400
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	131,183	74,603	205,786
Estimated residual values of leased property (un-guaranteed)	34,721	—	34,721
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

*See Note 28: Allowance for Expected Credit Losses.

Schedule of minimum future gross revenues to be received under non-cancellable direct financing, sales-type leases, and leaseback assets
The minimum future gross revenues including purchase obligations to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2022, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2023	14,688	8,162	22,850
2024	23,079	7,686	30,765
2025	36,091	7,665	43,756
2026	—	7,665	7,665
2027	—	34,482	34,482
Thereafter	—	—	—
Total minimum lease payments to be received	73,858	65,660	139,518

Schedule of interest income earned on investments in direct financing leases, sales type leases and leaseback assets
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2022 was as follows:

(in thousands of $)	2022	2021	2020
Investments in sales type and direct financing leases*	5,021	14,173	57,579
Investments in leaseback assets	3,895	5,351	13,637
Total	8,916	19,524	71,216

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $0.4 million in relation to Frontline Shipping, a related party (2021: $1.5 million; 2020: $1.7 million).